UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
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Address:   Rua Visconde de Piraja, 250 - 7th floor
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           Rio de Janeiro, RJ 22410-000
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
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Title:     Chief Financial Officer / Chief Operating Officer
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Phone:     (55 21) 2227-9000
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Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  02/14/2008

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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        4
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Form 13F Information Table Value Total:        $40,421
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
CSX CORP                       COM           126408103    7,129      162,100    SH       SOLE                   162,100   0     0


AMERICAN EXPRESS CO            COM           025816109    9,450      181,670    SH       SOLE                   181,670   0     0


CB RICHARDS ELLI GROUP INC     CL A          12497T101    7,591      352,250    SH       SOLE                   352,250   0     0


TARGET CORP                    COM           87612E106   16,250      325,000    SH       SOLE                   325,000   0     0


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